LOANS HELD-FOR-INVESTMENT (Narrative) (Detail)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Loan	Jan. 01, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross sale price				$ 20,373,000
Proceeds from sale of broadly syndicated loans				19,842,000	$ 0
Gain on sale of broadly syndicated loans				223,000
Cash and cash equivalents	$ 340,939,000		$ 12,956,000	340,939,000	12,956,000	$ 473,355,000		$ 19,674,000	$ 13,843,000	$ 17,794,000
Transition adjustment on January 1, 2020	27,684,000	$ 19,779,000		27,684,000		0
Provision for credit losses		(17,777,000)		25,682,000	0
Provision for credit losses	7,905,000		$ 0	25,682,000	$ 0
Cumulative Effect, Period Of Adoption, Adjustment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transition adjustment on January 1, 2020						2,002,000	$ 2,000,000
Unfunded Loan Commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other commitment	14,900,000			14,900,000		16,200,000
Reserves For Settlement Of Loan Acquisitions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash and cash equivalents	14,300,000			14,300,000
Broadly syndicated loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net book value				389,200,000
Transition adjustment on January 1, 2020	5,923,000	4,429,000		5,923,000		0
Provision for credit losses		(4,389,000)		(1,494,000)
Broadly syndicated loans | Cumulative Effect, Period Of Adoption, Adjustment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transition adjustment on January 1, 2020						$ 40,000
Mezzanine loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans purchased | Loan						4
Number of loans | Loan						8
Transition adjustment on January 1, 2020	21,269,000	14,541,000		21,269,000		$ 0
Provision for credit losses		(13,047,000)		$ (6,728,000)
Provision for credit losses	$ 6,700,000
Mezzanine loans | Credit Concentration Risk | Asset Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage						3.80%
Mezzanine loans | Credit Concentration Risk | Asset Benchmark | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage						4.00%
Mezzanine loans | Cumulative Effect, Period Of Adoption, Adjustment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transition adjustment on January 1, 2020		$ 14,500,000				$ 1,494,000